Debt (Debt Maturities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
2013	$ 65,008,000
2014	139,671,000
2015	33,224,000
2016	414,528,000
2017	12,000
Later years	0
Total cash payments for interest	$ 36,000,000	$ 51,000,000	$ 46,000,000